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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22638

ARROW INVESTMENTS TRUST

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel, Maryland 20707

  (Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware  19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 260-1001

Date of fiscal year end:  July 31st

Date of reporting period:  July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

Registrant:		Arrow Alternative Solutions Fund
Investment Company Act file number:				811-22638	Item 1
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period

Registrant:		Arrow Commodity Strategy Fund
Investment Company Act file number:				811-22638	Item 1
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period

Registrant:		Arrow DWA Balanced Fund
Investment Company Act file number:				811-22638	Item 1
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period

Registrant:		Arrow DWA Tactical Fund
Investment Company Act file number:				811-22638	Item 1
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period

Registrant:		Arrow Managed Futures Strategy Fund
Investment Company Act file number:				811-22638	Item 1
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ARROW INVESTMENTS TRUST

By (Signature and Title)*   /s/Sam Singh

Sam Singh, Principal Financial Officer and Treasurer

Date:  August 8, 2014

* Print the name and title of each signing officer under his or her signature.